INVENTORY (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Total inventory	$ 223,048	$ 39,075
Computers [Member]
Total inventory	6,881	13,522
Hasp Keys [Member]
Total inventory	3,581	633
Loop Player [Member]
Total inventory	$ 212,586	$ 24,920